Shareholders' Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2013
Statement [Line Items]
Purchase for treasury	$ 4,150.0	$ 359.8	$ 540.1
Purchases of common stock			$ 60.0
Preferred stock, shares authorized (in shares)	5,000,000.0
Shares issued (in shares)	0	0
Shares held in employee trust (in shares)	50,000,000.0	50,000,000
Employee benefit trust	$ 3,013.2	$ 3,013.2
2013 Share Repurchase Program
Statement [Line Items]
Purchase for treasury	2,050.0
Stock repurchase program, authorized amount				$ 5,000.0
2018 Repurchase Program
Statement [Line Items]
Purchase for treasury	2,100.0
Stock repurchase program, authorized amount	8,000.0
Remaining authorized repurchase amount	$ 5,900.0